Related party and shareholder transactions (Revenues - related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Proceeds from loan from a shareholder	$ 405	$ 600
Loan from a shareholder		$ 100
Sun Zone Investments Limited [Member]
Related Party Transaction [Line Items]
Proceeds from loan from a shareholder	405
Repayments of Related Party Debt	505
Loan from a shareholder	$ 100
Sun Zone Investments Limited [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%